Schedule of net financial results (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest income on financial investments and cash equivalents		$ 6,074	$ 7,295	$ 20,909
Interest on tax credits		1,377	854	5,498
Other financial income		4,021	3,019	4,647
Total financial income		11,472	11,168	31,054
Financial expenses
Interest on loans and financings		96,565	97,422	67,369
Premium paid on bonds repurchase – note 24 (c)			(14,481)
Interest on other liabilities		12,371	8,051	10,864
Interest on contractual obligations		(6,936)	(6,182)	(6,526)
Interest on lease liabilities – note 23 (b)		1,272	1,757	3,416
Other financial expenses		25,131	31,866	29,224
Total financial expenses		(142,275)	(159,759)	(117,399)
Other financial items, net
Fair value of loans and financings – note 24 (c)		19,380	(8,058)	(6,640)
Derivative financial instruments - note 16 (b)		5,640	717	(1,024)
Foreign exchange losses	[1]	(19,839)	(120,809)	(12,893)
Other financial items, net		(6,099)	(129,584)	(18,509)
Net financial results		$ (136,902)	$ (278,175)	$ (104,854)

[1]	The Company’s activities are subject to the income tax regime of each country where it operates. However, NEXA’s Cerro Lindo mining unit had a lower income tax rate in comparison with that of other Peruvian operations because it was taxed under the laws and guarantees of a stability agreement signed by NEXA PERU, which was valid until the end of 2021. The deferred taxes of NEXA’s Cerro Lindo unit, however, are calculated considering the statutory income tax rate of 29.5% applicable as of January 1, 2022, since they will be recovered after 2021.